N-4	Nov. 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	Nov. 01, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

The following Investment Option in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section is hereby removed:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	BlackRock Capital Appreciation V.I. Fund Class III; BlackRock Advisors, LLC	1.06%[1]	-37.81%	7.41%	11.35%

The Investment Options in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section is hereby amended to include the following:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	BlackRock Large Cap Growth Equity V.I. Fund Class III; BlackRock Advisors, LLC	1.05%[1]	-38.25%	7.24%	11.89%

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Prospectuses Available [Text Block]	The following Investment Option in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section is hereby removed:
Portfolio Companies [Table Text Block]

The following Investment Option in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section is hereby removed:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	BlackRock Capital Appreciation V.I. Fund Class III; BlackRock Advisors, LLC	1.06%[1]	-37.81%	7.41%	11.35%

The Investment Options in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section is hereby amended to include the following:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	BlackRock Large Cap Growth Equity V.I. Fund Class III; BlackRock Advisors, LLC	1.05%[1]	-38.25%	7.24%	11.89%

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
BlackRock Capital Appreciation V.I. Fund Class III [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation V.I. Fund Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.06%	[1]
Average Annual Total Returns, 1 Year [Percent]	(37.81%)
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	11.35%
BlackRock Large Cap Growth Equity V.I. Fund Class III [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	BlackRock Large Cap Growth Equity V.I. Fund Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.05%	[1]
Average Annual Total Returns, 1 Year [Percent]	(38.25%)
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	11.89%

[1]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.